Securitizations and Other Variable Interest Entities - First Lien Mortgages VIE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
On-balance sheet assets
Trading account assets	$ 176,527,000,000	$ 191,785,000,000
Debt securities carried at fair value	322,380,000,000	320,695,000,000
Held-to-maturity securities	84,625,000,000	59,766,000,000
Loans and leases	896,983,000,000	876,104,000,000
Allowance for loan and lease losses	(12,234,000,000)	(14,419,000,000)	$ (17,428,000,000)	$ (24,179,000,000)
All other assets	114,600,000,000	117,350,000,000
Total assets	2,144,316,000,000	2,104,534,000,000
On-balance sheet liabilities
Long-term debt	236,764,000,000	243,139,000,000
Total liabilities	1,888,111,000,000	1,861,063,000,000
Other than temporary impairment losses recorded on debt securities	81,000,000	16,000,000	$ 20,000,000
Unpaid principal balance of mortgage loans eligible for repurchase	222,000,000	635,000,000
Principal amount that would be payable to the securitization vehicles	222,000,000	635,000,000
Unconsolidated VIEs
On-balance sheet liabilities
Other than temporary impairment losses recorded on debt securities	0	0
Unconsolidated VIEs | Agency
Variable Interest Entity [Line Items]
Maximum loss exposure	28,188,000,000	14,918,000,000
On-balance sheet assets
Residual interests held	0	0
All other assets	15,000,000	24,000,000
Total assets	28,188,000,000	14,918,000,000
Principal balance outstanding	313,613,000,000	397,055,000,000
Unconsolidated VIEs | Agency | Senior Lien
On-balance sheet assets
Trading account assets	1,297,000,000	584,000,000
Debt securities carried at fair value	24,369,000,000	13,473,000,000
Held-to-maturity securities	2,507,000,000	837,000,000
Unconsolidated VIEs | Agency | Junior Lien
On-balance sheet assets
Trading account assets	0	0
Debt securities carried at fair value	0	0
Held-to-maturity securities	0	0
Unconsolidated VIEs | Non-agency | Prime
Variable Interest Entity [Line Items]
Maximum loss exposure	1,027,000,000	1,288,000,000
On-balance sheet assets
Residual interests held	0	10,000,000
All other assets	40,000,000	56,000,000
Total assets	708,000,000	897,000,000
Principal balance outstanding	16,087,000,000	20,167,000,000
Unconsolidated VIEs | Non-agency | Prime | Senior Lien
On-balance sheet assets
Trading account assets	42,000,000	3,000,000
Debt securities carried at fair value	613,000,000	816,000,000
Held-to-maturity securities	0	0
Unconsolidated VIEs | Non-agency | Prime | Junior Lien
On-balance sheet assets
Trading account assets	1,000,000	0
Debt securities carried at fair value	12,000,000	12,000,000
Held-to-maturity securities	0	0
Unconsolidated VIEs | Non-agency | Subprime
Variable Interest Entity [Line Items]
Maximum loss exposure	2,905,000,000	3,167,000,000
On-balance sheet assets
Residual interests held	0	0
All other assets	0	1,000,000
Total assets	2,613,000,000	2,831,000,000
Principal balance outstanding	27,854,000,000	32,592,000,000
Unconsolidated VIEs | Non-agency | Subprime | Senior Lien
On-balance sheet assets
Trading account assets	94,000,000	14,000,000
Debt securities carried at fair value	2,479,000,000	2,811,000,000
Held-to-maturity securities	0	0
Unconsolidated VIEs | Non-agency | Subprime | Junior Lien
On-balance sheet assets
Trading account assets	37,000,000	0
Debt securities carried at fair value	3,000,000	5,000,000
Held-to-maturity securities	0	0
Unconsolidated VIEs | Non-agency | Alt-A
Variable Interest Entity [Line Items]
Maximum loss exposure	622,000,000	710,000,000
On-balance sheet assets
Residual interests held	0	0
All other assets	153,000,000	245,000,000
Total assets	622,000,000	710,000,000
Principal balance outstanding	40,848,000,000	50,054,000,000
Unconsolidated VIEs | Non-agency | Alt-A | Senior Lien
On-balance sheet assets
Trading account assets	99,000,000	81,000,000
Debt securities carried at fair value	340,000,000	383,000,000
Held-to-maturity securities	0	0
Unconsolidated VIEs | Non-agency | Alt-A | Junior Lien
On-balance sheet assets
Trading account assets	2,000,000	1,000,000
Debt securities carried at fair value	28,000,000	0
Held-to-maturity securities	0	0
Unconsolidated VIEs | Commercial Mortgage
Variable Interest Entity [Line Items]
Maximum loss exposure	326,000,000	352,000,000
On-balance sheet assets
Residual interests held	48,000,000	22,000,000
All other assets	0	0
Total assets	233,000,000	325,000,000
Principal balance outstanding	34,243,000,000	20,593,000,000
Unconsolidated VIEs | Commercial Mortgage | Senior Lien
On-balance sheet assets
Trading account assets	59,000,000	54,000,000
Debt securities carried at fair value	0	76,000,000
Held-to-maturity securities	37,000,000	42,000,000
Unconsolidated VIEs | Commercial Mortgage | Junior Lien
On-balance sheet assets
Trading account assets	22,000,000	58,000,000
Debt securities carried at fair value	54,000,000	58,000,000
Held-to-maturity securities	13,000,000	15,000,000
Consolidated VIEs | Agency
Variable Interest Entity [Line Items]
Maximum loss exposure	26,878,000,000	38,345,000,000
On-balance sheet assets
Trading account assets	1,101,000,000	1,538,000,000
Loans and leases	25,328,000,000	36,187,000,000
Allowance for loan and lease losses	0	(2,000,000)
All other assets	449,000,000	623,000,000
Total assets	26,878,000,000	38,346,000,000
On-balance sheet liabilities
Long-term debt	0	1,000,000
All other liabilities	1,000,000	0
Total liabilities	1,000,000	1,000,000
Consolidated VIEs | Non-agency | Prime
Variable Interest Entity [Line Items]
Maximum loss exposure	65,000,000	77,000,000
On-balance sheet assets
Trading account assets	0	0
Loans and leases	111,000,000	130,000,000
Allowance for loan and lease losses	0	0
All other assets	0	6,000,000
Total assets	111,000,000	136,000,000
On-balance sheet liabilities
Long-term debt	46,000,000	56,000,000
All other liabilities	0	3,000,000
Total liabilities	46,000,000	59,000,000
Consolidated VIEs | Non-agency | Subprime
Variable Interest Entity [Line Items]
Maximum loss exposure	232,000,000	206,000,000
On-balance sheet assets
Trading account assets	188,000,000	30,000,000
Loans and leases	675,000,000	768,000,000
Allowance for loan and lease losses	0	0
All other assets	54,000,000	15,000,000
Total assets	917,000,000	813,000,000
On-balance sheet liabilities
Long-term debt	840,000,000	770,000,000
All other liabilities	0	13,000,000
Total liabilities	840,000,000	783,000,000
Consolidated VIEs | Non-agency | Alt-A
Variable Interest Entity [Line Items]
Maximum loss exposure	0	0
On-balance sheet assets
Trading account assets	0	0
Loans and leases	0	0
Allowance for loan and lease losses	0	0
All other assets	0	0
Total assets	0	0
On-balance sheet liabilities
Long-term debt	0	0
All other liabilities	0	0
Total liabilities	0	0
Consolidated VIEs | Commercial Mortgage
Variable Interest Entity [Line Items]
Maximum loss exposure	0	0
On-balance sheet assets
Trading account assets	0	0
Loans and leases	0	0
Allowance for loan and lease losses	0	0
All other assets	0	0
Total assets	0	0
On-balance sheet liabilities
Long-term debt	0	0
All other liabilities	0	0
Total liabilities	$ 0	$ 0